Financial Information as per operating segments (Details 7) - CLP ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Capital commitments		$ 125,765,480	$ 128,883,425	$ 131,730,922
Chile operating segment [Member]
Capital commitments		80,866,369	53,809,780	43,771,262
International Business operating segment [Member]
Capital commitments		32,312,751	39,592,739	27,871,662
Wines operating segment [Member]
Capital commitments		10,948,212	14,767,858	10,052,863
Other [Member]
Capital commitments	[1]	$ 1,638,148	$ 20,713,048	$ 50,035,135

[1]	Others includes the capital investments corresponding to the Corporate Support Units.